VOYA EQUITY TRUST

Voya Small Cap Growth Fund

(the “Fund”)

VOYA VARIABLE PRODUCTS TRUST

Voya SmallCap Opportunities Portfolio

(the “Portfolio”)

Supplement dated December 2, 2024

to the Fund’s Class A, C, Class I, Class, R, Class R6, and Class W Shares’ Prospectus,

dated September 30, 2024 (the “Fund Prospectus”)

and

to the Portfolio’s Adviser Class, Class I, Class R6, Class S, and Service 2 Class Shares’ Prospectus,

dated May 1, 2024, as supplemented

(the “Portfolio Prospectus” and together with the Fund Prospectus, the “Prospectuses”)

Effective November 25, 2024, Joel Rubenstein was added as a portfolio manager for the Fund and the Portfolio.

Effective November 25, 2024, the Prospectuses are revised as follows:

1.The sub-section of the Fund Prospectus entitled “Portfolio Management – Portfolio Managers” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers Mitchell S. Brivic, CFA

Portfolio Manager (since inception of TCM Predecessor Fund, 10/04) Michael C. Coyne, CFA

Portfolio Manager (since inception of TCM Predecessor Fund, 10/04) Joel Rubenstein

Portfolio Manager (since 11/24)

2.The sub-section of the Portfolio Prospectus entitled “Portfolio Management – Portfolio Managers” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Mitchell S. Brivic, CFA	Michael C. Coyne, CFA
Portfolio Manager (since 02/22)	Portfolio Manager (since 02/22)
Joel Rubenstein
Portfolio Manager (since 11/24)

3.The table in the sub-section of the Fund Prospectus entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Fund	Recent Professional
Manager	Sub-Adviser		Experience
Joel Rubenstein	Voya IM	Voya Small Cap Growth	Mr. Rubenstein, Portfolio
		Fund	Manager, joined Voya IM in
2024. Prior to joining Voya
IM, he was a senior portfolio
manager at EFG Asset

1

Management, a portfolio manager on the small cap growth team at Mazama Capital Management and a research analyst at Banc of America Securities.

4.The table in the sub-section of the Portfolio Prospectus entitled “Management of the Portfolios –

Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional
Manager	Sub-Adviser		Experience
Joel Rubenstein	Voya IM	Voya SmallCap	Mr. Rubenstein, Portfolio
		Opportunities Portfolio	Manager, joined Voya IM in
2024. Prior to joining Voya
IM, he was a senior portfolio
manager at EFG Asset
Management, a portfolio
manager on the small cap
growth team at Mazama
Capital Management and a
research analyst at Banc of
America Securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Small Cap Growth Fund

(the “Fund”)

VOYA VARIABLE PRODUCTS TRUST

Voya SmallCap Opportunities Portfolio

(the “Portfolio”)

Supplement dated December 2, 2024

to the Fund’s Class A, C, Class I, Class, R, Class R6, and Class W Shares’

Statement of Additional Information, dated September 30, 2024 (the “Fund SAI”)

and

to the Portfolio’s Adviser Class, Class I, Class R6, Class S, and Service 2 Class Shares’ Statement of Additional Information, dated May 1, 2024, as supplemented (the “Portfolio SAI” and together with the Fund SAI, the “SAIs”)

Effective November 25, 2024, Joel Rubenstein was added as a portfolio manager for the Fund and the Portfolio.

Effective November 25, 2024, the SAIs are revised as follows:

1.The table in the sub-section of the Fund SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

Voya IM

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total	Number	Total	Number	Total
Portfolio		of	Assets	of	Assets	of	Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Joel	Voya Small Cap	0	$0	0	$0	0	$0
Rubenstein2	Growth Fund

2As of November 25, 2024.

2.The table in the sub-section of the Portfolio SAI entitled “Portfolio Management – Other Accounts

Managed” is amended to include the following:

Voya IM

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total	Number	Total	Number	Total
Portfolio		of	Assets	of	Assets	of	Assets
Manager	Portfolio(s)	Accounts		Accounts		Accounts
Joel	Voya SmallCap	0	$0	0	$0	0	$0
Rubenstein2	Opportunities
Portfolio

2 As of November 25, 2024.

1

3.The line item with respect to the Fund in the table in the sub-section of the Fund SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Small Cap Growth Fund	Mitchell S. Brivic, CFA; Michael C.	Russell 2000® Growth Index
Coyne, CFA; and Joel Rubenstein

4.The line item with respect to the Portfolio in the table in the sub-section of the Portfolio SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya SmallCap Opportunities	Mitchell S. Brivic, CFA; Michael C.	Russell 2000® Growth Index
Portfolio	Coyne, CFA; and Joel Rubenstein

5.The table in the sub-section of the Fund SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
Manager	Sub-Adviser	Portfolio Manager	Shares Owned
Joel Rubenstein	Voya IM	Voya Small Cap Growth	None
Fund
12 As of November 25, 2024.

6. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
Manager	Sub-Adviser	Portfolio Manager	Shares Owned
Joel Rubenstein	Voya IM	Voya SmallCap	None
Opportunities Portfolio
1 As of November 25, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE